Property and equipment	12 Months Ended
Mar. 31, 2016
Property and equipment
Property and equipment

4. Property and equipment

        Property and equipment consisted of the following as of March 31:

	2016	2015
Land	$5,277	$5,277
Buildings	3,554	3,554
Motor vehicles, furniture and fixtures	17,310	12,306
Assets under capital lease	887	115
Leasehold improvements	11,074	7,672
Software	12,985	9,766
Computers and office equipment	41,799	29,620

Total cost	92,886	68,310
Accumulated depreciation	(48,083)	(33,932)

	44,803	34,378
Assets under construction	1,269	349

Property and equipment, net	$46,072	$34,727

        Depreciation expense, including amortization of assets recorded under capital leases, was $14,069, $10,358 and $8,879 in 2016, 2015 and 2014, respectively.